8. OTHER CURRENT AND NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Other Current And Noncurrent Assets Tables Abstract
Other current and non-current assets

				Consolidated
	Current		Non-current
	12/31/2018	12/31/2017	12/31/2018	12/31/2017
Judicial deposits (note 17)			347,950	339,351
Credits with the PGFN (1)			46,774	46,774
Recoverable taxes (2)	1,412,335	866,986	1,822,388	401,071
Prepaid expenses	49,830	50,078	49,808	30,741
Actuarial assets - related parties (Note 19 b)			99,894	111,281
Derivative financial instruments (note 13 I)	351
Securities held for trading (note 13 I)	4,503	2,952
Iron ore inventory (3)			144,499	144,499
Northeast Investment Fund – FINOR			26,598	26,598
Loans with related parties (notes 19 b and 13 I)	2,675	2,441	706,605	554,694
Other receivables from related parties (Note 19 b)	3,649	3,577	218,840	30,770
Other receivables (note 13 I)			7,451	20,024
Principal and monetary adjustment related to the Eletrobrás' compulsory loan (Note 13 I) (4)			813,428	784,741
Dividends receivable (note 19b) (*)	46,171	41,528
Employee debt (*)	31,645	33,942
Sea freight (5)	117,156
Other receivables (*)	12,753	3,667
Others	71,956	67,544	988	37,931
	1,753,024	1,072,715	4,285,223	2,528,475